Convertible Debentures - Schedule of convertible debentures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Balance, Beginning of Period		$ 5,097,010
Interest and accretion expense	$ 1,893,494	1,744,120
Interest paid or accrued	(746,145)	(831,203)
Rollover to the 10% convertible debenture		(186,359)
Issuance of the 10% convertible debenture		1,113,657
Repayment of 10.5% convertible debenture		(890,794)
Foreign exchange adjustment		155,318
Convert $75,000 debentures into share capital		(40,980)
Issuance of the $6MM debenture	4,395,881
Repayment of 10% convertible debenture	(1,145,917)
Repayment of the 12% debenture	(6,162,201)
Unamortized fair value difference-opening	(1,341,948)
Amortization of fair value difference	111,830
Change in fair value of debenture	177,530
Balance, End of Year	3,343,293	6,160,769
Current portion of debenture	(1,421,911)	(6,160,769)
Long term portion of debenture	1,921,382
Convertible Debentures One [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Balance, Beginning of Period		4,049,349
Interest and accretion expense	1,893,494	1,536,081
Interest paid or accrued	(746,145)	(715,763)
Rollover to the 10% convertible debenture
Issuance of the 10% convertible debenture
Repayment of 10.5% convertible debenture
Foreign exchange adjustment		186,165
Convert $75,000 debentures into share capital		(40,980)
Issuance of the $6MM debenture
Repayment of 10% convertible debenture
Repayment of the 12% debenture	(6,162,201)
Unamortized fair value difference-opening
Amortization of fair value difference
Change in fair value of debenture
Balance, End of Year		5,014,852
Current portion of debenture
Long term portion of debenture
Convertible Debentures Two [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Balance, Beginning of Period		0
Interest and accretion expense		91,149
Interest paid or accrued		(58,889)
Rollover to the 10% convertible debenture
Issuance of the 10% convertible debenture		1,113,657
Repayment of 10.5% convertible debenture
Foreign exchange adjustment
Convert $75,000 debentures into share capital
Issuance of the $6MM debenture
Repayment of 10% convertible debenture	(1,145,917)
Repayment of the 12% debenture
Unamortized fair value difference-opening
Amortization of fair value difference
Change in fair value of debenture
Balance, End of Year		1,145,917
Current portion of debenture
Long term portion of debenture
Convertible Debentures Three [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Balance, Beginning of Period		1,047,661
Interest and accretion expense		116,890
Interest paid or accrued		(56,551)
Rollover to the 10% convertible debenture		(186,359)
Issuance of the 10% convertible debenture
Repayment of 10.5% convertible debenture		(890,794)
Foreign exchange adjustment		(30,847)
Convert $75,000 debentures into share capital
Issuance of the $6MM debenture
Repayment of 10% convertible debenture
Repayment of the 12% debenture
Unamortized fair value difference-opening
Change in fair value of debenture
Balance, End of Year
Current portion of debenture
Long term portion of debenture
Convertible Debentures Four [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Balance, Beginning of Period
Interest and accretion expense
Interest paid or accrued
Rollover to the 10% convertible debenture
Issuance of the 10% convertible debenture
Repayment of 10.5% convertible debenture
Foreign exchange adjustment
Convert $75,000 debentures into share capital
Issuance of the $6MM debenture	4,395,881
Repayment of 10% convertible debenture
Repayment of the 12% debenture
Unamortized fair value difference-opening	(1,341,948)
Amortization of fair value difference	111,830
Change in fair value of debenture	177,530
Balance, End of Year	3,343,293
Current portion of debenture	(1,421,911)
Long term portion of debenture	$ 1,921,382